Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2021
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Disaggregation of operating revenue

	2021	2020	2019
	Million	Million	Million
Revenue from telecommunications services
Voice services	76,163	78,782	88,624
SMS & MMS services	31,100	29,485	28,648
Wireless data traffic services	392,859	385,679	384,999
Wireline broadband services	94,230	80,808	68,835
Applications and information services	136,961	101,038	82,543
Others	20,096	19,900	20,743

	751,409	695,692	674,392
Revenue from sales of products and others	96,849	72,378	71,525

	848,258	768,070	745,917